Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expense (benefit) derived by applying the federal statutory income tax rate to income before income taxes							$ 1,020	$ 670	$ (3,673)
State taxes, net of federal benefit							(185)	(93)	23
Permanent items							0	1	50
Research and experimentation tax credits							(786)	(422)	(386)
Withholding tax							(44)	112	722
Valuation allowance for deferred tax assets							11,680	5,638	938
Stock-based compensation							(333)	(636)	129
Meals & entertainment							15	130	105
Acquisition costs							35	297	124
Effect of foreign operations							612	8	(1,831)
Total income tax expense (benefit)	$ 3,283	$ 2,400	$ 3,293	$ 2,000	$ 5,693	$ 5,286	$ 12,014	$ 5,705	$ (3,799)